Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Average balances	$ 1,211,620	$ 1,164,925
Average rates	3.03%	0.92%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 913,669	$ 847,052
Average rates	3.02%	1.02%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 196,490	$ 207,436
Average rates	2.74%	0.50%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 70,426	$ 81,824
Average rates	4.22%	1.03%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 31,035	$ 28,613
Average rates	2.26%	0.72%